Feb. 28, 2025
ALPS Global Opportunity Fund
ALPS Global Opportunity Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 68 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS Global Opportunity Fund	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases	none	3.25%	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS Global Opportunity Fund		Investor Class Shares	Class A Shares	Class C Shares		Class I Shares	Class R Shares
Management Fees		0.85%	0.85%	0.85%		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[1]	none	0.50%
Shareholder Services Fees		0.15%	0.15%	none	[1]	none	none
Other Expenses		0.40%	0.40%	0.49%		0.47%	0.42%
Other Expenses		0.55%	0.55%	0.49%		0.47%	0.42%
Acquired Fund Fees and Expenses	[2]	1.07%	1.07%	1.07%		1.07%	1.07%
Total Annual Fund Operating Expenses	[3]	2.72%	2.72%	3.41%		2.39%	2.84%
Fee Waiver and Expense Reimbursement	[4]	none	none	(0.09%)		(0.07%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		2.72%	2.72%	3.32%		2.32%	2.82%
[1]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[4]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s Total Annual Fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, Shareholder Service Fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2026. The Adviser will be permitted to recapture, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. Prior to February 28, 2026, this waiver may not be terminated or discontinued without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - ALPS Global Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	275	844	1,439	3,047
Class I Shares	235	739	1,268	2,717
Class A Shares	591	1,142	1,717	3,273
Class C Shares	435	1,039	1,765	3,683
Class R Shares	285	878	1,496	3,161

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS Global Opportunity Fund | Class C Shares | USD ($)	335	1,039	1,765	3,683

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, Class I, and Class R shares if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

To achieve its objective, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”) and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies. The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue. Although the Fund does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Adviser selects investments from the Listed Private Equity Company universe, across all market capitalizations, pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class C shares of the Fund commenced operations on June 30, 2010. Class A shares of the Fund commenced operations on June 12, 2018. The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Class A shares. If Class A shares of the Fund had been available during periods prior to June 12, 2018, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and additional indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: June 30, 2020	20.63%
Worst Quarter: March 31, 2020	-30.48%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 17.79%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares, Class I shares and Class R shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS Global Opportunity Fund		1 Year	5 Years	10 Years
Investor Class Shares		17.79%	7.82%	9.22%
Investor Class Shares | After Taxes on Distributions		12.19%	4.40%	6.12%
Investor Class Shares | After Taxes on Distributions and Sales		11.50%	4.90%	6.20%
Class A Shares		11.24%	6.62%	8.61%
Class C Shares		15.81%	7.01%	8.42%
Class I Shares		18.10%	8.09%	9.50%
Class R Shares		17.61%	7.59%	8.99%
Morningstar Developed Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	17.55%	10.49%	9.59%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	[2]	17.88%	8.58%	9.54%
[1]	Broad-based securities market index.
[2]	Additional index.

ALPS Global Opportunity Fund | Risk Lose Money [Member]
It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS Global Opportunity Fund | Equity Securities Risk
●

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests, including tariffs and other similar economic arrangements.

ALPS Global Opportunity Fund | Managed Portfolio Risk
●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

ALPS Global Opportunity Fund | Private Equity Risk
●

Private Equity Risk. In addition to the risks associated with the Fund’s direct investments, the Fund is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Fund invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk, managed portfolio risk and derivatives risk.

ALPS Global Opportunity Fund | Industry Risk
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Industry Risk. The Fund’s investments could be concentrated within one industry or group of industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

ALPS Global Opportunity Fund | Financial Sector Risk
●

Financial Sector Risk. The Fund’s assets could be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

●

Closed-End Fund Risk: The Fund may invest in closed-end investment companies or funds. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds.

Because shares of closed-end funds trade on an exchange at market prices, their shares may trade at a price that is above or below their net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. The amount of public information available about closed-end funds generally is less than for open-end mutual funds. Consequently, the Adviser may make investment decisions based on information that is incomplete or inaccurate. Factors such as domestic economic growth and market conditions, interest rate levels and political events may affect the securities markets and from time to time can cause markets to fall substantially.

ALPS Global Opportunity Fund | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS Global Opportunity Fund | Emerging Markets Risk
●

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ALPS Global Opportunity Fund | Currency Risk
●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

ALPS Global Opportunity Fund | Small– To Mid-Capitalization Companies Risk
●

Small– to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

ALPS Global Opportunity Fund | Derivatives Risk
●

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

ALPS Global Opportunity Fund | Risk Not Insured Depository Institution [Member]
The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks to maximize real returns, consistent with prudent investment management.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 68 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	none	3.25%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund		Investor Class Shares	Class A Shares	Class C Shares		Class I Shares
Management Fees	[1]	0.85%	0.85%	0.85%		0.85%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[2]	none
Shareholder Services Fees		0.15%	0.15%	none	[2]	none
Other Expenses		0.14%	0.15%	0.29%		0.33%
Recoupment of Previously Waived Fees		none	none	none		0.02%
Other Expenses		0.29%	0.30%	0.29%		0.35%
Acquired Fund Fees and Expenses		0.10%	0.10%	0.10%		0.10%
Total Annual Fund Operating Expenses	[3]	1.49%	1.50%	2.24%		1.30%
Fee Waiver and Expense Reimbursement	[4]	(0.10%)	(0.10%)	(0.19%)		(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.39%	1.40%	2.05%		1.15%
[1]	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with ALPS Advisors, Inc. (the “Adviser”), and a separate sub-advisory agreement with CoreCommodity Management, LLC, the Subsidiary’s investment sub-adviser and the Fund’s investment sub-adviser (the “Sub-Adviser”), for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays its investment adviser, ALPS Advisors, Inc., for services provided to the Fund. The Adviser has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. The Sub-Adviser has agreed to waive the sub-advisory fee it receives from the Adviser for services provided to the Fund in an amount equal to the sub-advisory fee it receives from the Adviser for services provided to the Subsidiary. These waivers may not be terminated without the approval by the Board of the Fund.
[2]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[4]	Pursuant to a written agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse the Fund’s Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser and sub-advised by the Sub-Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. Further, pursuant to the Expense Agreement, the Sub-Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.05% (for Investor Class, Class A shares and Class C shares) and 1.15% (for Class I shares) of average daily net assets through February 28, 2026. The Adviser has agreed to reduce its fee to the extent that the Sub-Adviser is required to waive its management fee under the agreement described above. The Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through this letter agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. This waiver may not be terminated prior to February 28, 2026, without approval by the Board of the Fund.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	142	441	761	1,663
Class A Shares	463	754	1,065	1,941
Class C Shares	308	662	1,140	2,450
Class I Shares	117	377	656	1,447

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C Shares | USD ($)	208	662	1,140	2,450

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, and Class I shares if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to achieve its investment objective by investing, under normal circumstances, directly or indirectly in a combination of equity securities of natural resource companies, otherwise described in this Prospectus as commodity-related equity securities (“Commodity Equity Investments”) and commodity futures-linked derivative instruments (described more fully below and referred to in this prospectus as “Commodity Investments”) and thereby obtaining exposure to the commodity markets. CompleteCommodities®, as developed by CoreCommodity Management, LLC (the “Sub-Adviser”), is an investment approach that actively combines Commodity Investments and Commodity Equity Investments.

●	Commodity Investments are investments in commodity futures contracts, commodity swaps, options on commodity futures, and commodity-linked notes.

●

Commodity Equity Investments are generally investments in affiliated exchange traded funds (each, an “underlying ETF”), expected to consist of ETFs sub-advised by the Sub-Adviser. While the Sub-Adviser intends for the Fund to gain exposure to Commodity Equity Investments through the use of such underlying ETFs, primarily the ALPS | CoreCommodity Natural Resources ETF, the Fund may also directly invest in companies across all market capitalizations primarily engaged in the production and distribution of commodities and commodity-related products.

With respect to the Commodity Equity Investments portion of its portfolio, the Fund seeks to invest, primarily through underlying ETFs, in a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the energy, agriculture, base metals and minerals, and precious metals and minerals sectors. The Sub-Adviser utilizes both quantitative and fundamental analyses for selecting securities for inclusion in the portfolio. The Fund may also from time to time purchase or sell common stock, preferred stock, and ETFs.

With respect to the Commodity Investments portion of its portfolio, the Fund seeks to gain exposure to the commodity markets through the use of Commodity Investments. Commodity Investments in which the Fund may invest, either directly and/or indirectly through a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), include, but are not limited to, commodity futures contracts, commodity swaps, options on commodity futures and commodity-linked notes. The Fund may also from time to time invest in ETFs.

The Fund expects to gain exposure to the commodities market indirectly by investing up to 25% of its total assets in the Subsidiary, which is designed to enhance the ability of the Fund to obtain exposure to the commodities market through Commodity Investments consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) will not invest in equity securities and may invest without limitation in commodity swaps, commodity futures, options on commodity futures and commodity-linked notes. The Fund and the Subsidiary are advised by the Adviser and Sub-Adviser.

The term “Subsidiary” includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Company. The Fund will comply with the provisions of the Investment Company Act of 1940 Act, as amended (the “1940 Act”) on an aggregate basis with the Subsidiary. For example, the Fund will treat a Subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund, including those relating to investment policies for purposes of Section 8, capital structure and leverage so that the Fund treats the debt of the Subsidiary as its own for purposes of Sections 18 and 61, and affiliated transactions and custody for purposes of Sections 17 and 57. The Fund generally expects to consolidate the Subsidiary for purposes of the Fund’s financial statements and compliance with the 1940 Act. The Adviser to the Subsidiary complies with the provisions of Section 15 of the 1940 Act as an investment adviser to the Fund, as defined in Section 2(a)(20) of the 1940 Act. The Subsidiary and its board agree to designate an agent for service of process in the United States. The Subsidiary’s custodian is State Street Corporation.

The Fund and/or the Subsidiary may invest without limit in investment grade fixed-income securities of varying maturities, including U.S. Treasuries, U.S. Treasury inflation-protected securities (“TIPS”), other U.S. and foreign government securities, corporate bonds and notes, and affiliated and unaffiliated money market funds, to collateralize its Commodity Investments and other derivative exposure on a day-to-day basis.

The Sub-Adviser will use its discretion to determine the percentage of the Fund’s assets allocated to each of the Commodity Equity Investments and Commodity Investments portions of the Fund’s portfolio based on a determination of the relative value of the commodity futures versus commodity-related equity markets. Generally, at least 20% of the Fund’s investments, either directly or indirectly through the Subsidiary, will be allocated to each respective portion of the portfolio; provided, however, that at times the Sub-Adviser may choose to lower this minimum exposure level and give greater emphasis to Commodity Equity Investments or Commodity Investments, as the case may be, based on market events, absolute and relative market movements, economic events and trends.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund commenced operations on June 12, 2018. The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Class A shares. If Class A shares of the Fund had been available during periods prior to June 12, 2018, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: March 31, 2022	25.50%
Worst Quarter: March 31, 2020	-30.31%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 1.31%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund		1 Year	5 Years	10 Years
Investor Class Shares		1.31%	6.96%	2.30%
Investor Class Shares | After Taxes on Distributions		0.34%	4.29%	0.77%
Investor Class Shares | After Taxes on Distributions and Sales		0.92%	4.35%	1.15%
Class A Shares		(4.17%)	5.84%	1.76%
Class C Shares		(0.42%)	6.25%	1.63%
Class I Shares		1.46%	7.21%	2.55%
Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	16.31%	9.56%	8.97%
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	5.38%	6.77%	1.28%
FTSE / CoreCommodity CRB TR Index (reflects no deduction for fees, expenses or taxes)	[2]	18.38%	12.66%	4.47%
[1]	Broad-based securities market index.
[2]	Additional index.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Risk Lose Money [Member]
It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Currency Risk
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Currency Risk. The risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Derivatives Risk
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Derivatives Risk. The use of Commodity Investments and other derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in securities. A derivative will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more commodities, securities, currencies or indices. Even a small investment in derivative contracts can have a large impact on the Fund’s market, commodity, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default and credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Risk Not Insured Depository Institution [Member]
The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Risk
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Commodity Risk. The Fund’s investments in Commodity Equity Investments and Commodity Investments may subject the Fund to significantly greater volatility than investments in traditional securities and involve substantial risks, including risk of loss of a significant portion of their principal value. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political, economic, geographical or financial events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds and expectation among market participants that a commodity’s value will soon change. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Active Management Risk
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Active Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Allocation Risk
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Allocation Risk. The performance of the Fund will depend largely on the investment decisions of the Sub-Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Sub-Adviser’s judgments may prove to be wrong from time to time or for extended periods of time and the Fund may lose money.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Counterparty Risk
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Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund. The Fund may also enter into arrangements with a third-party futures commission merchant or other counterparty pursuant to which such other party undertakes to assume the Fund’s obligations with respect to physically-settled transactions under certain circumstances. A counterparty’s failure to assume such obligations may result in the Fund having to deliver, or accept delivery of, commodities, which could have a materially adverse impact on the Fund’s operations and returns.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Risks of Investing in Commodity Investments
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Risks of Investing in Commodity Investments. The value of Commodity Investments may be affected by changes discussed above under “Commodity Risk.” The physical commodities underlying the Commodity Investments from time to time may be heavily concentrated in a limited number of sectors, particularly agriculture, base/industrial metals, energy and precious metals. Concentration in a limited number of sectors may result in a greater degree of volatility. The value of Commodity Investments is expected to rise or fall in response to changes in the underlying commodity or related index. A highly liquid secondary market may not exist for certain Commodity Investments, and there can be no assurance that one will develop.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Swaps Risk
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Commodity Swaps Risk. The Fund (whether directly or through the Subsidiary) may invest in swap agreements to seek to enable the Fund to hedge a position or to gain exposure to commodities or an index without investing in specific commodities or instruments. If a counterparty to a swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the Fund could suffer losses. In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Futures and Options on Commodity Futures Risk
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Commodity Futures and Options on Commodity Futures Risk. The Fund’s participation (whether directly or through the Subsidiary) in the options and futures markets could subject the Fund’s portfolio to certain risks. The Sub-Adviser’s expectations of movements in the direction of commodities prices may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund’s NAV or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used.

Other risks inherent in the Fund’s use of futures and options (which may be options on securities or options on futures) include, for example, the possible less-than-full correlation between the price of options and futures contracts and movements in the prices of the investments being hedged, and the possible absence of a liquid secondary market for any particular instrument. For example, sale of call options may result in Fund underperformance and/or underperformance relative to other strategies managed by CoreCommodity in periods of general positive market performance. Conversely, sale of uncovered put options may exacerbate Fund losses in periods of general negative market performance. Over-the-counter (“OTC”) options subject the Fund to the risk that a counterparty may default on its obligations.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Futures Contracts Risk
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Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. The Fund uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Pooled Investment Vehicles Risk
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Commodity Pooled Investment Vehicles Risk. The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the 1940 Act, and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Affiliated ETF Risk
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Affiliated ETF Risk. The Sub-Adviser (and where applicable, the Adviser) receives sub-advisory (or advisory) fees from an underlying ETF for which the Adviser serves as investment adviser and the Sub-Adviser serves as the sub-adviser (a “CoreCommodity ETF”) that are payable to those parties pursuant to the sub-advisory and/or advisory agreements of such CoreCommodity ETF. It is possible that a conflict of interest among the Fund and the CoreCommodity ETF could affect how the Sub-Adviser fulfills its fiduciary duties to the Fund and the CoreCommodity ETF. The Sub-Adviser may have an incentive to take into account the effect on the CoreCommodity ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in such CoreCommodity ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in a CoreCommodity ETF. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of CoreCommodity ETFs.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | ETF Investment Risk
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ETF Investment Risk. Each underlying ETF in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such underlying ETFs. Those underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including CoreCommodity ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. The Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in a CoreCommodity ETF.

ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF, including if the value of the ETF’s investments go down. In stressed market conditions, the market for ETF shares may become less liquid. Such reduced liquidity may also result in wider bid/ask spreads and differences between the market price of ETF shares and the underlying net asset value of such shares. Where all or a portion of an underlying ETF’s underlying securities trade on a foreign market, there may be differences between the price of the underlying ETF’s shares and the shares of the underlying securities due to differences in the opening and closing times of such foreign markets.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Natural Resources Risk
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Natural Resources Risk. The Fund’s investments, or an underlying ETF’s investments, in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including changes in overall market movements; economic, geographical or financial events; events occurring in nature; inflationary pressures; and domestic and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund or an underlying ETF will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes, droughts, floods, weather, livestock disease or fires in prime natural resource areas) and political events (such as war, coups, military confrontations or acts of terrorism, embargoes, tariffs, sanctions or other regulatory developments) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. The market value of natural resources and the value of securities of natural resource companies can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. In particular Russia’s military invasion of Ukraine has increased the volatility of many natural resources investments. Changing interest rates and/or investor expectations concerning interest rates, changing inflation rates and/or investor expectations concerning inflation rates, and general economic conditions may also affect the demand for natural resources. In addition, the investment and trading activities of mutual funds, hedge funds and commodities funds and expectation among market participants that a natural resource’s value will soon change may impact the market value of natural resources and the value of securities of natural resource companies.

Certain natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such natural resources and the value of securities of companies involved in such natural resource.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Market Risk
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Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund, or an underlying ETF, invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Subsidiary Risk
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Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. In addition, the Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Sector and Securities Selection Risk
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Sector and Securities Selection Risk. The performance of the Fund or an underlying ETF is related to the economic sectors that the Fund or such underlying ETF may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by the portfolio manager within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Equity Risk
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Equity Risk. The values of equity securities in the Fund and the values of underlying ETFs will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The Fund or an underlying ETF invests in equity securities of companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors and does not measure the performance of direct investment in the underlying commodities and, therefore, may not move in the same direction and to the same extent as the underlying commodities.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Energy Risk
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Energy Risk. The Fund has exposure to energy companies indirectly through its investments in the underlying ETFs and directly through derivatives investments that are sensitive to movements in energy prices. Securities prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Large-Cap Stock Risk
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Large-Cap Stock Risk. The Fund’s investment, or an underlying ETF’s investment, in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Micro-, Small- and Medium-Size Company Risk
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Micro-, Small- and Medium-Size Company Risk. To the extent that the Fund or an underlying ETF invests in micro-, small- and mid-capitalization stocks, the Fund is likely to be more volatile than a fund that invests only in large companies. Micro, small- and medium-sized companies are generally riskier because they may have limited product lines, capital and managerial resources. Their securities may trade less frequently and with greater price swings.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity-Linked Notes Risk
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Commodity-Linked Notes Risk. In addition to commodity risk, counterparty risk and general derivatives risk, commodity-linked notes may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. The lack of a secondary market may make it difficult for the Fund to sell the notes. In addition, an issuer could become bankrupt or otherwise fail to pay.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Tax Risk
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Tax Risk. The Fund intends to treat its income from Commodity Investments and the Subsidiary as qualifying income. The tax treatment of income from Commodity Investments and income from the Subsidiary is not certain under current law, and may be adversely affected by changes in legislation, regulations or other legally binding authority. If the income of the Fund from Commodity Investments or the Subsidiary were treated as nonqualifying income for a regulated investment company (“RIC”), the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Credit Risk
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Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Inflation-Protected Securities Risk
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Inflation-Protected Securities Risk. The value of inflation-protected securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS and vice versa. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | U.S. Government Securities Risk
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U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Authorized Participant Risk
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Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with an underlying ETF. Underlying ETFs have a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders (including in situations where authorized participants have limited or diminished access to capital required to post collateral), with respect to an underlying ETF and no other authorized participant is able to step forward to create or redeem, Shares of an underlying ETF may trade at a discount to NAV and possibly face trading halts and/or delisting (that is, investors would no longer be able to trade shares in the secondary market). The authorized participant concentration risk may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

ALPS Balanced Opportunity Fund
ALPS Balanced Opportunity Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 68 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS Balanced Opportunity Fund	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	none	3.25%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS Balanced Opportunity Fund		Investor Class Shares	Class A Shares	Class C Shares		Class I Shares
Management Fees		0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[1]	none
Shareholder Services Fees		0.05%	0.05%	none	[1]	none
Other Expenses		1.53%	1.52%	1.52%		1.36%
Other Expenses		1.58%	1.57%	1.52%		1.36%
Acquired Fund Fees and Expenses	[2]	0.11%	0.11%	0.11%		0.11%
Total Annual Fund Operating Expenses	[3]	2.64%	2.63%	3.33%		2.17%
Fee Waiver and Expense Reimbursement	[4],[5]	(1.49%)	(1.48%)	(1.48%)		(1.32%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.15%	1.15%	1.85%		0.85%
[1]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[4]	Pursuant to a written agreement (the “AFFE Agreement”), ALPS Advisors, Inc. (“ALPS Advisors,” or the “Adviser”) has agreed to waive and/or reimburse the Fund’s Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. Prior to February 28, 2026 and thereafter, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.
[5]	Pursuant to a written agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 0.85% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (afterrecapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. Prior to February 28, 2026, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects (i) the expense waiver, which has no termination date, for the AFFE Agreement and (ii) the expense waiver for the period ending February 28, 2026 with respect to the total annual operating expenses of the Fund. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - ALPS Balanced Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	117	654	1,215	2,729
Class A Shares	438	955	1,495	2,952
Class C Shares	288	862	1,556	3,387
Class I Shares	87	528	992	2,266

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS Balanced Opportunity Fund | Class C Shares | USD ($)	188	862	1,556	3,387

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund pursues its investment objective by normally investing 60% of its assets in equity securities (the “Equity Sleeve”) and, on a look-through basis, 40% of its assets in fixed- income securities and cash equivalents (the “Fixed Income Sleeve”). The Fund’s investment adviser may make adjustments to the exact percentages from time to time.

Equity securities in which the Fund may principally invest consist of common stocks and preferred stocks. The primary decision factor in building the Equity Sleeve of the investment portfolio is the combination of dividend-paying stocks and stocks determined to have high or improving return on invested capital (“ROIC”). For this purpose, the Adviser reviews the profitability, as measured by ROIC, of potential equity investments and selects those investments: (i) with ROIC that is above the company’s cost of capital and above the industry average, or (ii) that are seeing ROIC improve relative to such company’s own history. Industry average is defined as a company’s Global Industry Classification Standard (GICS) industry mean. The Fund may invest in companies that have market capitalizations of any size. Up to 25% of the equity portion of the investment portfolio (calculated based on the total market value of the Fund’s Equity Sleeve) may be in stocks outside of the US.

With respect to foreign securities, the Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

For the Fixed Income Sleeve, the Fund intends to invest in the securities of affiliated exchange traded funds, primarily consisting of ETFs advised by the Adviser (each, an “Underlying ETF”). The Adviser intends for the Fixed Income Sleeve to gain fixed income exposure through investments in Underlying ETFs, primarily the ALPS | Smith Core Plus Bond ETF (“SMTH”), although the Fixed Income Sleeve may gain fixed income exposure by investing in other unaffiliated and affiliated ETFs. Individual shares of affiliated and unaffiliated ETFs may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of SMTH are listed for trading on the NYSE Arca.

An Underlying ETF’s fixed-income investments will principally consist of corporate debt securities, U.S. Government obligations, agency mortgage-backed securities, asset-backed securities, “to be announced” or “TBA” commitments, and bank loans. An Underlying ETF may invest in instruments of any maturity or duration and of any credit quality (including non-investment grade bonds, also known as “junk” bonds). An Underlying ETF’s investment in agency mortgage-backed securities and asset-backed securities represent “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. On a look-through basis, the Fund may invest up to 35% of the Fixed Income Sleeve of the Fund’s portfolio in high-yield/high-risk bonds, also known as “junk” bonds.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers typically apply a “bottom up” approach in choosing investments. Due to the nature of the securities in which the Fund invests, the Fund may have relatively high portfolio turnover compared to other funds.

The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: December 31, 2023	9.40%
Worst Quarter: June 30, 2022	-13.71%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 15.33%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS Balanced Opportunity Fund		1 Year	Since Inception	Inception Date
Investor Class Shares		15.33%	8.24%	Sep. 15, 2020
Investor Class Shares | After Taxes on Distributions		12.45%	7.32%	Sep. 15, 2020
Investor Class Shares | After Taxes on Distributions and Sales		10.90%	6.33%	Sep. 15, 2020
Class A Shares		11.61%	7.39%	Sep. 15, 2020
Class C Shares		13.13%	7.37%	Sep. 15, 2020
Class I Shares		15.21%	8.43%	Sep. 15, 2020
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	13.45%	7.16%	Sep. 15, 2020
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[2]	1.25%	(1.94%)	Sep. 15, 2020
Bloomberg U.S. 1000 TR Index (reflects no deduction for fees, expenses, or taxes)	[2]	24.23%	14.74%	Sep. 15, 2020
[1]	Additional index.
[2]	Broad-based securities market index.

ALPS Balanced Opportunity Fund | Risk Lose Money [Member]
It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS Balanced Opportunity Fund | Equity Securities Risk
●

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests, including tariffs and other similar economic arrangements.

ALPS Balanced Opportunity Fund | Managed Portfolio Risk
●

Managed Portfolio Risk. The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS Balanced Opportunity Fund | Non-U.S. Securities Risk
●

Non-U.S. Securities Risk. The Fund may invest in non-U.S. securities. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The risks to the Fund may include foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Furthermore, non-U.S. taxes also could detract from performance of the non-U.S. securities in which the Fund invests and in turn could negatively impact the performance of the Fund. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates.

ALPS Balanced Opportunity Fund | Small– To Mid-Capitalization Companies Risk
●

Small – to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

ALPS Balanced Opportunity Fund | Affiliated ETF Risk
●

Affiliated ETF Risk. The Adviser receives advisory fees from an Underlying ETF for which the Adviser serves as investment adviser (an “AAI ETF”) that are payable to it pursuant to the advisory agreement of such AAI ETF. It is possible that a conflict of interest among the Fund and the AAI ETF could affect how the Adviser fulfills its fiduciary duties to the Fund and the AAI ETF. The Adviser may have an incentive to take into account the effect on the AAI ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in such AAI ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in an AAI ETF. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of AAI ETFs.

ALPS Balanced Opportunity Fund | ETF Investment Risk
●

ETF Investment Risk. Each Underlying ETF in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such Underlying ETFs. Those Underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including AAI ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. The Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in an AAI ETF. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF, including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. Where all or a portion of an underlying ETF's underlying securities trade on a foreign market, there may be differences between the price of the underlying ETF's shares and the shares of the underlying securities due to differences in the opening and closing times of such foreign markets.

ALPS Balanced Opportunity Fund | Market Risk
●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS Balanced Opportunity Fund | Sector and Securities Selection Risk
●

Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

ALPS Balanced Opportunity Fund | Large-Cap Stock Risk
●

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ALPS Balanced Opportunity Fund | Credit Risk
●

Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. To the extent the Fund invests in securities of lower credit qualities, such lower credit qualities may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS Balanced Opportunity Fund | U.S. Government Securities Risk
●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS Balanced Opportunity Fund | Growth Securities Risk
●

Growth Securities Risk. The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

ALPS Balanced Opportunity Fund | Value Stocks Risk
●

Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

ALPS Balanced Opportunity Fund | Dividend-Oriented Stocks Risks
●

Dividend-Oriented Stocks Risks. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income.

ALPS Balanced Opportunity Fund | Fixed Income Securities Risk
●

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by the Fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates.

Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield. The Fund does not have a targeted dollar weighted average maturity or duration for the fixed-income securities in which the Fund invests.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund's investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline.

ALPS Balanced Opportunity Fund | Interest Rate Risk
●

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS Balanced Opportunity Fund | Corporate Debt Risk
●

Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS Balanced Opportunity Fund | High-Yield/High-Risk Bond Risk
●

High-Yield/High-Risk Bond Risk. The Fund may invest in High-yield/high-risk bonds, or “junk” bonds. High-yield/high-risk bonds are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities held by the Fund because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS Balanced Opportunity Fund | Liquidity and Valuation Risk
●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS Balanced Opportunity Fund | Mortgage-Backed and Asset-Backed Securities Risk
●

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in Mortgage- and asset-backed securities, which represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Fund’s returns. In addition, the Fund’s investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

ALPS Balanced Opportunity Fund | Preferred Stock Risk
●

Preferred Stock Risk. The Fund may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks held by the Fund are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

ALPS Balanced Opportunity Fund | Prepayment and Extension Risk
●

Prepayment and Extension Risk. The Fund may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS Balanced Opportunity Fund | Call Risk
●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS Balanced Opportunity Fund | Income Generation Risk
●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS Balanced Opportunity Fund | Floating Rate Obligations Risk
●

Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

ALPS Balanced Opportunity Fund | Portfolio Turnover Risk
●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS Balanced Opportunity Fund | Portfolio Size Effect
●

Portfolio Size Effect. During periods in which the relative size of the Fund’s portfolio is smaller, certain positions are likely to be more susceptible to market fluctuations and have a greater overall impact on the Fund’s performance.

ALPS Balanced Opportunity Fund | Odd Lot Pricing Considerations
●

Odd Lot Pricing Considerations. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS Balanced Opportunity Fund | Credit Rating Agency Risk
●

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody's Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities' perceived or actual credit risk, as well as the Fund's performance.

ALPS | Smith Total Return Bond Fund
ALPS | Smith Total Return Bond Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks to obtain maximum total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 68 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS | Smith Total Return Bond Fund	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	none	2.25%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS | Smith Total Return Bond Fund		Investor Class Shares	Class A Shares	Class C Shares		Class I Shares
Management Fees	[1]	0.55%	0.55%	0.55%		0.55%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[2]	none
Shareholder Services Fees		0.05%	0.05%	none	[2]	none
Other Expenses		0.12%	0.12%	0.18%		0.19%
Other Expenses		0.17%	0.17%	0.18%		0.19%
Total Annual Fund Operating Expenses	[3]	0.97%	0.97%	1.73%		0.74%
Fee Waiver and Expense Reimbursement	[4]	(0.08%)	(0.08%)	(0.14%)		(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.89%	0.89%	1.59%		0.59%
[1]	The Contractual Management Fee is 0.545%.
[2]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[4]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.59% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2026. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. Prior to February 28, 2026, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February

28, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - ALPS | Smith Total Return Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	91	301	528	1,181
Class A Shares	314	519	741	1,380
Class C Shares	262	531	925	2,027
Class I Shares	60	221	397	904

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS | Smith Total Return Bond Fund | Class C Shares | USD ($)	162	531	925	2,027

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, and Class I shares if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, and zero-coupon bonds. The Fund will target a weighted average effective duration +/- 30% of the current effective duration of the Bloomberg U.S. Aggregate Bond Index. The Fund does not intend to invest in contingent convertible bonds.

The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as “junk” bonds) are expected to represent, under normal market conditions, less than 20% of the Fund’s net assets. The Fund has the flexibility to invest up to 35% of its net assets in such instruments to allow the Fund to take advantage of opportunities in the market that meet the overall investment criteria, but that may temporarily increase the proportion of high yield investments in the Fund. Under normal market conditions, investments in non-agency mortgage-backed securities are expected to comprise not more than 20% of the Fund’s net assets and investments in non-agency commercial mortgage-backed securities are expected to be less than 5% of the Fund’s net assets. The Fund’s investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy.

The Fund seeks to generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. In selecting securities, Smith Capital Investors considers many factors, including yield, credit ratings, liquidity, call risk, duration, structure, and capital appreciation potential. Due to the nature of the process and the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Though the Fund does not typically expect to use derivatives, for purposes of meeting its policy to invest at least 80% of net assets in bonds, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio manager typically applies a “bottom up” approach in choosing investments. This means that the portfolio manager looks at income producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: December 31, 2023	6.66%
Worst Quarter: March 31, 2022	-5.51%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 2.18%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS | Smith Total Return Bond Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Class Shares		2.18%	0.55%	2.30%	Jun. 29, 2018
Investor Class Shares | After Taxes on Distributions		0.44%	(0.73%)	1.06%	Jun. 29, 2018
Investor Class Shares | After Taxes on Distributions and Sales		1.28%	(0.11%)	1.25%	Jun. 29, 2018
Class A Shares		(0.16%)	(0.58%)	1.43%	Jun. 29, 2018
Class C Shares		0.48%	(0.16%)	1.59%	Jun. 29, 2018
Class I Shares		2.38%	0.82%	2.60%	Jun. 29, 2018
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.25%	(0.33%)	1.29%	Jun. 29, 2018
[1]	Broad-based securities market index.

ALPS | Smith Total Return Bond Fund | Risk Lose Money [Member]
It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | Smith Total Return Bond Fund | Managed Portfolio Risk
●

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | Smith Total Return Bond Fund | Market Risk
●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | Smith Total Return Bond Fund | Sector and Securities Selection Risk
●

Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

ALPS | Smith Total Return Bond Fund | Credit Risk
●

Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS | Smith Total Return Bond Fund | U.S. Government Securities Risk
●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | Smith Total Return Bond Fund | Fixed Income Securities Risk
●

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund's investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline.

ALPS | Smith Total Return Bond Fund | Interest Rate Risk
●

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS | Smith Total Return Bond Fund | Corporate Debt Risk
●

Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS | Smith Total Return Bond Fund | High-Yield/High-Risk Bond Risk
●

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS | Smith Total Return Bond Fund | Liquidity and Valuation Risk
●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS | Smith Total Return Bond Fund | Mortgage-Backed and Asset-Backed Securities Risk
●

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in Mortgage- and asset-backed securities, which represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Fund’s returns. In addition, the Fund’s investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

ALPS | Smith Total Return Bond Fund | Prepayment and Extension Risk
●

Prepayment and Extension Risk. The Fund may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS | Smith Total Return Bond Fund | Call Risk
●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS | Smith Total Return Bond Fund | Income Generation Risk
●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS | Smith Total Return Bond Fund | Floating Rate Obligations Risk
●

Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

ALPS | Smith Total Return Bond Fund | Portfolio Turnover Risk
●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS | Smith Total Return Bond Fund | Credit Rating Agency Risk
●

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody's Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities' perceived or actual credit risk, as well as the Fund's performance.

ALPS | Smith Total Return Bond Fund | Risks of Investing in Inflation-Protected Securities
●

Risks of Investing in Inflation-Protected Securities. The value of inflation-protected securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS and vice versa. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.

ALPS | Smith Total Return Bond Fund | Odd Lot Pricing
●

Odd Lot Pricing. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS | Smith Total Return Bond Fund | Rule 144A Securities Risk
●	Rule 144A Securities Risk. Rule 144A securities are not registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect negatively a Fund’s ability to dispose of such securities promptly or at expected prices. As such, the Fund’s investment in Rule 144A securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund’s exposure to illiquid investments.

ALPS | Smith Short Duration Bond Fund
ALPS | Smith Short Duration Bond Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 68 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS | Smith Short Duration Bond Fund	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	none	2.25%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS | Smith Short Duration Bond Fund		Investor Class Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees	[1]	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Shareholder Services Fees		0.05%	0.05%	none	none
Other Expenses		0.15%	0.13%	0.16%	0.20%
Other Expenses		0.20%	0.18%	0.16%	0.20%
Total Annual Fund Operating Expenses	[2]	0.82%	0.80%	1.53%	0.57%
Fee Waiver and Expense Reimbursement	[3]	(0.03%)	(0.01%)	(0.04%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.79%	0.79%	1.49%	0.49%
[1]	The Contractual Management Fee is 0.365%.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s Total Annual Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.49% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2026. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2026, without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - ALPS | Smith Short Duration Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	81	259	452	1,010
Class A Shares	304	474	658	1,191
Class C Shares	252	479	830	1,818
Class I Shares	50	175	310	706

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS | Smith Short Duration Bond Fund | Class C Shares | USD ($)	152	479	830	1,818

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, and Class I shares if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in short- and intermediate-term fixed-income securities including government securities, corporate bonds or notes and agency securities.

The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as “junk” bonds) are expected to represent, under normal market conditions, less than 20% of the Fund’s net assets. The Fund has the flexibility to invest up to 35% of its net assets in such instruments to allow the Fund to take advantage of opportunities in the market that meet the overall investment criteria, but that may temporarily increase the proportion of high yield investments in the Fund. Under normal market conditions, investments in non-agency mortgage-backed securities are expected to comprise not more than 20% of the Fund’s net assets and investments in non-agency commercial mortgage-backed securities are expected to be less than 5% of the Fund’s net assets. The Fund’s investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy.

The Fund expects that its portfolio will target a weighted average effective duration of +/- 30% of the current effective duration of the Bloomberg 1-3 year U.S. Government Bond Index. In selecting securities, Smith Capital Investors considers many factors, including yield, credit ratings, liquidity, call risk, duration, structure, and capital appreciation potential. Due to the nature of the process and the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Duration refers to the average life of a debt instrument and serves as a measure of that instrument’s interest rate risk.

Though the Fund does not typically expect to use derivatives, for purposes of meeting its policy to invest at least 80% of net assets in bonds, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio manager typically applies a “bottom up” approach in choosing investments. This means that the portfolio manager looks at income producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: June 30, 2020	4.73%
Worst Quarter: March 31, 2022	-2.03%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 4.51%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS | Smith Short Duration Bond Fund		1 Year	5 Years	Since Inception
Investor Class Shares		4.51%	2.42%	2.72%
Investor Class Shares | After Taxes on Distributions		2.77%	1.45%	1.73%
Investor Class Shares | After Taxes on Distributions and Sales		2.65%	1.44%	1.67%
Class A Shares		2.21%	1.29%	1.86%
Class C Shares		2.80%	1.71%	2.00%
Class I Shares		4.82%	2.71%	3.04%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	4.36%	1.58%	2.06%
Bloomberg US Government/Credit Index - Unhedged (reflects no deduction for fees, expenses or taxes)	[2]	1.18%	(0.21%)	1.50%
[1]	Additional index.
[2]	Broad-based securities market index.

ALPS | Smith Short Duration Bond Fund | Risk Lose Money [Member]
It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | Smith Short Duration Bond Fund | Managed Portfolio Risk
●

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | Smith Short Duration Bond Fund | Risk Not Insured Depository Institution [Member]
The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | Smith Short Duration Bond Fund | Market Risk
●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | Smith Short Duration Bond Fund | Sector and Securities Selection Risk
●

Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

ALPS | Smith Short Duration Bond Fund | Credit Risk
●

Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS | Smith Short Duration Bond Fund | U.S. Government Securities Risk
●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | Smith Short Duration Bond Fund | Fixed Income Securities Risk
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Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund's investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline.

ALPS | Smith Short Duration Bond Fund | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS | Smith Short Duration Bond Fund | Corporate Debt Risk
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Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS | Smith Short Duration Bond Fund | High-Yield/High-Risk Bond Risk
●

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS | Smith Short Duration Bond Fund | Liquidity and Valuation Risk
●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS | Smith Short Duration Bond Fund | Prepayment and Extension Risk
●

Prepayment and Extension Risk. The Fund may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS | Smith Short Duration Bond Fund | Call Risk
●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS | Smith Short Duration Bond Fund | Income Generation Risk
●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS | Smith Short Duration Bond Fund | Portfolio Turnover Risk
●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS | Smith Short Duration Bond Fund | Credit Rating Agency Risk
●

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody's Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities' perceived or actual credit risk, as well as the Fund's performance.

ALPS | Smith Short Duration Bond Fund | Odd Lot Pricing
●

Odd Lot Pricing. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS | Smith Short Duration Bond Fund | Rule 144A Securities Risk
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Rule 144A Securities Risk. Rule 144A securities are not registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect negatively a Fund’s ability to dispose of such securities promptly or at expected prices. As such, the Fund’s investment in Rule 144A securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund’s exposure to illiquid investments.

ALPS | Smith Credit Opportunities Fund
ALPS | Smith Credit Opportunities Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 68 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS | Smith Credit Opportunities Fund	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	none	2.25%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS | Smith Credit Opportunities Fund		Investor Class Shares	Class A Shares	Class C Shares		Class I Shares
Management Fees		0.75%	0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[1]	none
Shareholder Services Fees		0.05%	0.05%	none	[1]	none
Other Expenses		0.21%	0.20%	0.19%		0.26%
Other Expenses		0.26%	0.25%	0.19%		0.26%
Total Annual Fund Operating Expenses	[2]	1.26%	1.25%	1.94%		1.01%
Fee Waiver and Expense Reimbursement	[3]	(0.06%)	(0.05%)	(0.04%)		(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.20%	1.20%	1.90%		0.90%
[1]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[2]	Total Annual Fund Operating Expenses have been estimated for the Fund’s current fiscal year.
[3]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (“ALPS Advisors,” or the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s Total Annual Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.90% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2026. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. Prior to February 28, 2026, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February

28, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - ALPS | Smith Credit Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	122	394	686	1,516
Class A Shares	345	608	891	1,696
Class C Shares	293	605	1,043	2,258
Class I Shares	92	311	547	1,225

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS | Smith Credit Opportunities Fund | Class C Shares | USD ($)	193	605	1,043	2,258

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A and Class I shares if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit and credit related instruments. For purposes of this policy, the Fund considers credit and credit related instruments to include: (i) secured and unsecured floating rate and fixed rate loans; (ii) investments in corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal; (iii) debt issued by governments, their agencies, instrumentalities, and central banks; (iv) commercial paper and short-term notes; (v) preferred stock; (vi) equity and debt tranches of collateralized loan obligations, or “CLOs,” loan accumulation facilities and securities issued by other securitization vehicles, such as credit-linked notes and collateralized bond obligations or “CBOs”; (vii) convertible debt securities; (viii) certificates of deposit, bankers’ acceptances and time deposits; and (ix) credit-related instruments that share characteristics of the instruments listed above.

The Fund’s investments in derivatives, unaffiliated investment companies. including exchange-traded funds, and other instruments designed to obtain indirect exposure to credit and credit related instruments are counted towards the Fund’s 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy, and will be valued on a mark-to market basis.

The Fund invests, under normal circumstances, in a portfolio of U.S. debt securities of varying maturities and durations and across multiple sectors that the portfolio managers believe have capital appreciation potential. The portfolio managers may also consider the ability of investments to generate significant income.

Under normal circumstances, the Fund may invest up to 65% of its net assets in below investment grade securities. The Fund will not target any particular average credit quality and may purchase fixed-income securities of any credit quality. The sectors in which the Fund may invest, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk bonds, also known as “junk” bonds; (iii) commercial loans; (iv) agency mortgage-backed securities; (v) asset-backed securities; (vi) taxable and tax-exempt municipal securities; (vii) bank loans, which may be securitized or non-securitized and may be syndicated or non-syndicated; and (viii) convertible securities and preferred stock. The portfolio managers believe that by investing in multiple sectors that potentially have low correlation to each other (prices that do not move together), the strategy will benefit from diversification and, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may also invest in money market instruments and zero-coupon bonds. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may also invest in floating rate obligations and floating rate bank loans. Floating rate obligations feature rates that reset regularly, maintaining a fixed spread over interest rate benchmarks or other prime rates of large money-center banks. The Fund may also invest in equity securities consisting of common stock and preferred stock with a focus on large capitalization companies and dividend-paying equities.

The portfolio manager typically applies a “bottom up” approach in choosing investments. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

The portfolio manager uses a disciplined sell strategy for the Fund. The portfolio manager may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. The portfolio manager can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: December 31, 2023	6.87%
Worst Quarter: June 30, 2022	-8.28%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 5.84%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS | Smith Credit Opportunities Fund		1 Year	Since Inception	Inception Date
Investor Class Shares		5.84%	2.15%	Sep. 15, 2020
Investor Class Shares | After Taxes on Distributions		3.52%	0.44%	Sep. 15, 2020
Investor Class Shares | After Taxes on Distributions and Sales		3.43%	0.91%	Sep. 15, 2020
Class A Shares		2.94%	1.49%	Sep. 15, 2020
Class C Shares		3.20%	1.19%	Sep. 15, 2020
Class I Shares		5.24%	2.22%	Sep. 15, 2020
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.68%	1.30%	Sep. 15, 2020
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[2]	1.25%	(1.94%)	Sep. 15, 2020
Bloomberg U.S. Corporate HY Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	8.19%	4.58%	Sep. 15, 2020
[1]	Additional index.
[2]	Broad-based securities market index.

ALPS | Smith Credit Opportunities Fund | Risk Lose Money [Member]
It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | Smith Credit Opportunities Fund | Managed Portfolio Risk
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Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | Smith Credit Opportunities Fund | Risk Not Insured Depository Institution [Member]
The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | Smith Credit Opportunities Fund | Market Risk
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Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | Smith Credit Opportunities Fund | Credit Risk
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Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. To the extent the Fund invests in securities of lower credit qualities, such lower credit qualities may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS | Smith Credit Opportunities Fund | U.S. Government Securities Risk
●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | Smith Credit Opportunities Fund | Fixed Income Securities Risk
●

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield. The Fund does not have a targeted dollar weighted average maturity or duration for the fixed-income securities in which the Fund invests.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund's investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline.

ALPS | Smith Credit Opportunities Fund | Interest Rate Risk
●

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS | Smith Credit Opportunities Fund | Corporate Debt Risk
●

Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS | Smith Credit Opportunities Fund | High-Yield/High-Risk Bond Risk
●

High-Yield/High-Risk Bond Risk. The Fund may invest in High-yield/high-risk bonds, or “junk” bonds. High-yield/high-risk bonds are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities held by the Fund because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS | Smith Credit Opportunities Fund | Liquidity and Valuation Risk
●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS | Smith Credit Opportunities Fund | Mortgage-Backed and Asset-Backed Securities Risk
●

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

ALPS | Smith Credit Opportunities Fund | Prepayment and Extension Risk
●

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS | Smith Credit Opportunities Fund | Call Risk
●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS | Smith Credit Opportunities Fund | Income Generation Risk
●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS | Smith Credit Opportunities Fund | Floating Rate Obligations Risk
●

Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

ALPS | Smith Credit Opportunities Fund | Portfolio Turnover Risk
●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS | Smith Credit Opportunities Fund | Credit Rating Agency Risk
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Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody's Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities' perceived or actual credit risk, as well as the Fund's performance.

ALPS | Smith Credit Opportunities Fund | Odd Lot Pricing
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Odd Lot Pricing. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS | Smith Credit Opportunities Fund | Rule 144A Securities Risk
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Rule 144A Securities Risk. Rule 144A securities are not registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect negatively a Fund’s ability to dispose of such securities promptly or at expected prices. As such, the Fund’s investment in Rule 144A securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund’s exposure to illiquid investments.

ALPS | Smith Credit Opportunities Fund | Bank Loan Risk
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Bank Loan Risk. The Fund may invest in bank loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. In addition, certain loans may not be “securities” under the federal securities laws and the holders of such loans may not have the protections of the federal securities laws.

The Fund may experience delays in the settlement of certain loan transactions, which are more complicated, are paperwork intensive, and require greater internal resources to settle compared with bonds or exchange-traded equity securities, particularly in the case of loans that are or become distressed. Such delays may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

ALPS Asset Allocation Growth & Income
ALPS Asset Allocation Growth & Income (THE “FUND”) (FORMERLY, RIVERFRONT ASSET ALLOCATION GROWTH & INCOME)
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term growth and income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 15 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 51 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS Asset Allocation Growth & Income	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (load) imposed on purchases	none	3.25%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS Asset Allocation Growth & Income		Investor Class Shares	Class A Shares	Class C Shares		Class I Shares
Management Fees	[1]	none	none	none		none
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[2]	none
Shareholder Services Fees		none	none	none	[2]	none
Other Expenses		0.20%	0.20%	0.20%		0.20%
Other Expenses		0.20%	0.20%	0.20%		0.20%
Acquired Fund Fees and Expenses	[3]	0.27%	0.27%	0.27%		0.27%
Total Annual Fund Operating Expenses	[4]	0.72%	0.72%	1.47%		0.47%
[1]	Pursuant to the Fund’s advisory agreement, ALPS Advisors, Inc. (the “Adviser” or “AAI”) does not receive a management fee from the Fund. However, the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Adviser.
[2]	Per the Distribution and Services Plan (the “Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[4]	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - ALPS Asset Allocation Growth & Income - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	74	230	400	894
Class A Shares	396	548	712	1,190
Class C Shares	250	465	802	1,755
Class I Shares	48	151	263	591

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS Asset Allocation Growth & Income | Class C Shares | USD ($)	150	465	802	1,755

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

ALPS Advisors, Inc. (the “Adviser” or “AAI”) seeks to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (“ETFs”) that, under normal market conditions, are expected to consist of ETFs advised by the Adviser (“AAI ETFs”), as well as unaffiliated ETFs. The ETFs in which the Fund may invest consist of ETFs that are listed on U.S. exchanges and may have exposure to international securities. The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 60% to equities and 40% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Adviser’s periodic modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that are perceived to have a higher probability of relative outperformance.

The Fund is designed for investors seeking current income and capital appreciation while also seeking to manage risk. The Fund will typically have an allocation to global equities and therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 40%/60% to 80%/20% instead of the 60%/40% target. The Fund is expected to invest between 40% and 80% of its assets primarily in ETFs with exposure to a globally diversified basket of equities (which may include common and preferred stock of issuers located in emerging markets). The balance of the Fund is expected to be invested primarily in various other income-paying ETFs, the assets of which may include corporate debt. The fixed income ETFs included in the portfolio may hold fixed income instruments, including government bonds, corporate bonds, and U.S. municipal bonds, of any credit quality, including “junk” bonds, and of any duration. The Adviser may tactically depart from the targeted allocations when certain sectors appear to be over- or under-valued. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

In making strategic asset allocation decisions for the Fund, the Adviser seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for the Fund, the Adviser applies tactical allocation that incorporates price, economic and earnings momentum, and other variables into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the AAI ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

Each ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Intermediate Municipal Bond ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS | CoreCommodity Natural Resources ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | Smith Core Plus Bond ETF, and Level Four Large Cap Growth Active ETF. The portion of the Fund’s portfolio invested in AAI ETFs will vary from time to time. There is no minimum or maximum amount of the Fund’s portfolio that may be invested in AAI ETFs at any given time.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund commenced operations on June 12, 2018. The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Class A shares. If Class A shares of the Fund had been available during periods prior to June 12, 2018, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and additional indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: June 30, 2020	14.26%
Worst Quarter: March 31, 2020	-18.39%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 10.80%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS Asset Allocation Growth & Income		1 Year	5 Years	10 Years
Investor Class Shares		10.80%	5.54%	5.52%
Investor Class Shares | After Taxes on Distributions		9.38%	4.49%	4.30%
Investor Class Shares | After Taxes on Distributions and Sales		6.39%	3.96%	4.02%
Class A Shares		4.67%	4.36%	4.93%
Class C Shares		8.89%	4.75%	4.73%
Class I Shares		11.10%	5.82%	5.79%
Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	16.31%	9.56%	8.97%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	1.25%	(0.33%)	1.35%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	10.10%	5.78%	6.10%
[1]	Broad-based securities market index.
[2]	Additional index.

ALPS Asset Allocation Growth & Income | Risk Lose Money [Member]
It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS Asset Allocation Growth & Income | Equity Securities Risk
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Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which an underlying ETF invests, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements.

ALPS Asset Allocation Growth & Income | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities, in which an underlying ETF could invest, are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS Asset Allocation Growth & Income | Emerging Markets Risk
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Emerging Markets Risk. An underlying ETF may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company.

ALPS Asset Allocation Growth & Income | Currency Risk
●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

ALPS Asset Allocation Growth & Income | Active Management Risk
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Active Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS Asset Allocation Growth & Income | Allocation Risk
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Allocation Risk. The performance of the Fund will depend largely on the investment decisions of AAI as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, AAI’s judgments may prove to be wrong from time to time or for extended periods of time and the Fund may lose money.

ALPS Asset Allocation Growth & Income | Affiliated ETF Risk
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Affiliated ETF Risk. The Adviser receives advisory fees from underlying AAI ETFs that are payable to it pursuant to the advisory agreements of those underlying AAI ETFs. It is possible that a conflict of interest among the Fund and the AAI ETFs could affect how the Adviser fulfills its fiduciary duties to the Fund and the AAI ETFs. The Adviser may have an incentive to take into account the effect on an AAI ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that AAI ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Fund has adopted an expense structure under which the Fund does not pay advisory fees to the Adviser. For non-advisory services, the Fund pays an administrative fee to the administrator in addition to other expenses described in the Fund’s fees and expenses table. These services include general fund administration services, transfer agency services, as well as bookkeeping and accounting services. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of AAI ETFs.

ALPS Asset Allocation Growth & Income | ETF Investment Risk
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ETF Investment Risk. Each of the underlying ETFs in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such underlying ETFs. Those underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including AAI ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. Where all or a portion of an underlying ETF’s underlying securities trade on a foreign market, there may be differences between the price of the underlying ETF’s shares and the shares of the underlying securities due to differences in the opening and closing times of such foreign markets.

ALPS Asset Allocation Growth & Income | Sector and Securities Selection Risk
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Sector and Securities Selection Risk. The performance of an underlying ETF is related to the economic sectors that AAI may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by AAI within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

ALPS Asset Allocation Growth & Income | Credit Risk
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Credit Risk. The companies in which an underlying ETF may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the underlying ETF’s portfolio and its income.

ALPS Asset Allocation Growth & Income | Fixed Income Securities Risk
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Fixed Income Securities Risk. The Fund’s investments, through an underlying ETF, in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund’s investments in fixed income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline.

ALPS Asset Allocation Growth & Income | Interest Rate Risk
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Interest Rate Risk. The fixed-income securities in which an underlying ETF may invest may be of any credit quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. When interest rates rise, the value of the underlying ETF’s investments in fixed-income securities will generally decrease, which means the Fund’s NAV will likewise decrease.

ALPS Asset Allocation Growth & Income | Corporate Debt Risk
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Corporate Debt Risk. Corporate debt securities in which the Fund may invest, through an underlying ETF, are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS Asset Allocation Growth & Income | Liquidity and Valuation Risk
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Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS Asset Allocation Growth & Income | Prepayment and Extension Risk
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Prepayment and Extension Risk. An underlying ETF may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which an underlying ETF invest may pay off the debts earlier than expected (prepayment risk), and an underlying ETF may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping an underlying ETF’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of an underlying ETF’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS Asset Allocation Growth & Income | Income Generation Risk
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Income Generation Risk. An underlying ETF may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by an underlying ETF, which failure in turn could negatively impact the underlying ETF’s ability to meet its stated investment objective.

ALPS Asset Allocation Growth & Income | Credit Rating Agency Risk

●	Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody's Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities' perceived or actual credit risk, as well as the Fund's performance.

ALPS Asset Allocation Growth & Income | Style Investing Risk
●

Style Investing Risk. To the extent an underlying ETF focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to- earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

ALPS Asset Allocation Growth & Income | Small-, Mid-, and Large-sized Companies Risk
●

Small-, Mid-, and Large-sized Companies Risk. The Fund’s investments, through an underlying ETF, in securities issued by small- and mid-sized companies, which can include companies that may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Companies with large market capitalizations may have less growth potential than smaller companies and may not be able to react as quickly to changes in the marketplace.

ALPS Asset Allocation Growth & Income | High Yield Securities Risk
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High Yield Securities Risk. An underlying ETF may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell.

ALPS Asset Allocation Growth & Income | Limited Investments Risk
●

Limited Investments Risk. The Fund may invest in a limited number of ETFs, and as a consequence, will be more susceptible to fluctuations in performance of, and risks associated with, those ETFs within its portfolio than a similar Fund with a greater number of ETFs within its portfolio.

ALPS Asset Allocation Growth & Income | Conflicts of Interest Risk
●

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Fund’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund.

ALPS Asset Allocation Growth & Income | Hedging Risk
●

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. An underlying ETF may seek to hedge currency exposure through forward currency contracts and/or futures contracts (which are described under “Futures Contract Risk”). A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date. Contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. In addition, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines.

ALPS Asset Allocation Growth & Income | Futures Contract Risk
●

Futures Contract Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts. To the extent the Fund uses futures contracts, which are a type of derivative, it is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

ALPS Asset Allocation Growth & Income | Real Estate Investment Trust (“REIT”) Risk
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Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject an underlying ETF to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

ALPS | Kotak India ESG Fund
ALPS | Kotak India ESG Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 17 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 41 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS | Kotak India ESG Fund	Investor Class Shares	Class A Shares	Class C Shares	Class I Shares	Class II Shares
Maximum sales charge (load) imposed on purchases	none	3.25%	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none	none
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS | Kotak India ESG Fund		Investor Class Shares	Class A Shares	Class C Shares		Class I Shares	Class II Shares
Management Fees		0.65%	0.65%	0.65%		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[1]	none	none
Shareholder Services Fees		0.15%	0.15%	none	[1]	none	none
Other Expenses		0.23%	0.23%	0.31%		0.28%	0.22%
Recoupment of Previously Waived Fees		none	none	0.01%		none	none
Other Expenses		0.38%	0.38%	0.32%		0.28%	0.22%
Total Annual Fund Operating Expenses	[2]	1.28%	1.28%	1.97%		0.93%	0.87%
Fee Waiver and Expense Reimbursement	[3]	none	none	none		none	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.28%	1.28%	1.97%		0.93%	0.75%
[1]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (the “Sub-Adviser”) have agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.00% of Investor Class, Class A, Class C, and Class I shares and 0.75% for Class II shares of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2026. The Adviser and the Sub-Adviser will be permitted to recapture, on a class- by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods do not exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the Fund’s current expense cap. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. Prior to February 28, 2026, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - ALPS | Kotak India ESG Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	130	406	702	1,543
Class A Shares	451	718	1,004	1,818
Class C Shares	300	618	1,062	2,293
Class I Shares	95	296	514	1,142
Class II Shares	77	266	470	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS | Kotak India ESG Fund | Class C Shares | USD ($)	200	618	1,062	2,293

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, Class I and Class II shares, if a shareholder did not redeem shares, would be the same.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies” that satisfy the Fund’s environmental, social, and governance (“ESG”) criteria. For purposes of this 80% test, “equity-linked securities” include debt instruments and derivative instruments linked to an equity security or an equity market benchmark.

Indian Companies

Indian companies are those that:

●

are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);

●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or
●	have 50% or more of their assets in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

In order to make investments in India, the Fund is required by the Securities and Exchange Board of India (“SEBI”) to register as a Foreign Portfolio Investor (“FPI”). The Fund will invest in equity and equity-linked securities of Indian companies that, in the opinion of the Sub-Adviser have one or more of the following characteristics for growth, such as, but not exclusively limited to Indian companies:

●	that are sector leaders and enjoy leadership in their respective segments;
●	that are strong asset plays;
●	that are expected to witness operational and financial improvement due to positive swing in their business cycles;
●	that are expected to sustain high growth due to their ability to create new markets, develop nascent business segments and operate successfully in niche segments with scale-up potential;
●	that are expected to create and deliver long-term value due to innovation and IPR development; and
●	display the potential for value unlocking in the medium- to long-term due to strategic sale, change in management, deregulation, economic legislation and reform.

Because the financials sector (including the banking and insurance industries) represents a significant portion of the total capitalization of the Indian market, under normal circumstances, the Fund will hold a substantial portion of its investments in the financials sector.

ESG Strategy

The Fund will seek to deliver returns in a socially responsive manner by combining a value and growth-oriented investment philosophy with an ESG principle overlay. While identifying investee companies, the Sub-Adviser will incorporate ESG considerations within the fundamental analysis to gain an understanding of the ESG issues applicable to such companies. Subject to the exclusion and scorecard limits discussed below, the ESG considerations are not binding upon the Sub-Adviser in the allocation of the Fund’s portfolio.

The Sub-Adviser is a signatory to the United Nations Principles of Responsible Investing (“UNPRI”) and Climate Action 100+ and takes into account the principles of ESG factors and Responsible Investing (“RI”), which as of the date of this prospectus, are:

●	Principle 1: We will incorporate ESG issues into investment analysis and decision-making processes.
●	Principle 2: We will be active owners and incorporate ESG issues into our ownership policies and practices.
●	Principle 3: We will seek appropriate disclosure on ESG issues by the entities in which we invest.
●	Principle 4: We will promote acceptance and implementation of the Principles within the investment industry.
●	Principle 5: We will work together to enhance our effectiveness in implementing the Principles.
●	Principle 6: We will each report on our activities and progress towards implementing the Principles.

The Sub-Adviser uses various ESG criteria to identify investee companies include (i) environmental factors such as carbon emission, energy consumption and resource efficiency, and use of alternative energy sources; (ii) social causes like safety of employees, participation of women in the workforce / diversity, corporate social responsibility (“CSR”) spending, involvement in the production or development of cluster bombs, land mines or weapons for mass destruction; and (iii) governance parameters like class structure, board composition and independence, executive compensation, and diversity.

For listed equities, the Sub-Adviser integrates sustainability risks and opportunities into its research, analysis and investment decision-making processes, which may be undertaken internally or externally sourced from a third party service provider. It believes that integrating ESG analysis into the investment process provides additional insight into an investee company’s long-term competitive edge and helps identify risks that financial analysis might not fully consider.

The Sub-Adviser will also evaluate companies based on their ability to strategically manage longer-term issues surrounding ESG and the potential impact these strategic management efforts may have on a company’s financials.

To undertake this analysis, the Sub Adviser may use data provided by external ESG providers. The external ESG providers provide information on ESG factors about potential Fund investments and use various quantitative and qualitative tools to measure ESG risk at the company level and the portion of that ESG risk that is not effectively being managed by the company to derive a quantitative score/rating.

The Sub-Adviser also interacts with potential Fund investments to understand applicable ESG issues by engaging with them on a regular basis including site visits.

ESG Criteria

Depending on the level of involvement by each investee company (which may be assessed based on percentage of revenue or any other parameter connected to a restricted activity), the Sub Adviser shall exclude direct investments in corporate issuers which, in the opinion of the Sub-Adviser, has significant exposure to, or ties with, ESG-negative sectors including but not limited to:

(i)	the production of certain types of controversial weapons (such as cluster munitions);
(ii)	the distribution or production of firearms or small arms ammunition intended for retail civilians;
(iii)	the extraction and distribution of certain types of fossil fuel (excluding distribution of gas) and/or the generation of power from them for onward sale;
(iv)	the production of tobacco products;
(v)	production of alcohol products;
(vi)	the ownership or operation of gambling-related activities or facilities; and
(vii)	production of adult entertainment materials

In addition to the exclusions mentioned above, for each Fund investment the Sub-Adviser will use a rating method developed by an external service provider that uses a methodology which attributes to companies an ESG risk rating measuring the degree to which a company’s economic value is at risk driven by ESG factors. The value of all of the companies which score more than 40 at the time of purchase (or if not rated by the current external service provider, deemed by the Sub-Adviser to have the equivalent of a score more than 40, as discussed below) will not exceed more than 20% of the Fund’s portfolio. For companies where the current external service provider does not provide a score, the Sub-Adviser may use ratings provided by other Sub-Adviser-approved external ESG rating service providers to simulate the current external service provider’s methodology and make a similar determination as to ESG rating.

Based on the rating assigned to an investee company by the current external service provider, the latter will fall within one of the following categories of ESG risk severity:

Score	ESG risk severity
0-10	Negligible
10-20	Low
20-30	Medium
30-40	High
40+	Severe

If the Sub-Adviser determines that a company in the Fund’s portfolio no longer meets its ESG criteria (such as the development of controversial behavior, an acquisition, a change of business mix or due to new information), the Sub-Adviser will first seek to understand the changes through engagement with the company. Where the investment is deemed inappropriate under the Sub-Adviser’s ESG criteria and the investment objective and policy of the Fund, a commercially reasonable effort will be made to divest promptly. If divestment is not practical or would be inconsistent with sound financial management, the Sub-Adviser, in its discretion, will develop a reasonable plan for divestment. The Sub-Adviser is not required to divest the Fund of an investment within a certain period of time following the Sub-Adviser’s determination that a company in the Fund’s portfolio no longer meets its ESG criteria. There may be occasions where the exposure to undesirable investments or restricted activities (in respect of the ESG criteria) may take a period of time to be eliminated.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund commenced operations on June 12, 2018. The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Class A shares. If Class A shares of the Fund had been available during periods prior to June 12, 2018, the performance shown may have been different. Class II shares of the Fund commenced operations on December 19, 2019. The performance shown in the table below for periods prior to December 19, 2019 for Class II shares reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class II shares. If Class II shares of the Fund had been available during periods prior to December 19, 2019, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and additional indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: March 31, 2017	19.85%
Worst Quarter: March 31, 2020	-30.82%

The Fund’s Investor Class share year-to-date return as of December 31, 2024 was 11.02%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA or to a foreign shareholder.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares, Class I shares and Class II shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Total Returns - ALPS | Kotak India ESG Fund		1 Year	5 Years	10 Years
Investor Class Shares		11.02%	10.42%	8.15%
Investor Class Shares | After Taxes on Distributions		9.56%	9.50%	7.01%
Investor Class Shares | After Taxes on Distributions and Sales		11.37%	8.64%	6.52%
Class A Shares		4.92%	9.20%	7.54%
Class C Shares		9.24%	9.59%	7.36%
Class I Shares		11.26%	10.68%	8.43%
Class II Shares		11.51%	10.96%	8.56%
Morningstar India Index (reflects no deduction for fees, expenses or taxes)	[1]	12.46%	14.49%	10.25%
MSCI India Index (Gross Total Return) (reflects no deduction for fees, expenses or taxes)	[1],[2]	12.41%	13.11%	9.01%
MSCI India Index (Net Total Return)	[2],[3],[4]	11.21%	12.52%	8.73%
[1]	Additional index.
[2]	Source: MSCI Analytics.
[3]	Broad-based securities market index.
[4]	The MSCI India Index (Net Total Return) is replacing the MSCI India Index (Gross Total Return) as the Fund’s broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund’s investment profile. Information on both indices will be shown for a one-year transition period.

ALPS | Kotak India ESG Fund | Risk Lose Money [Member]
It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | Kotak India ESG Fund | Equity Securities Risk
●

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests, including tariffs and other similar economic arrangements.

ALPS | Kotak India ESG Fund | Managed Portfolio Risk
●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

ALPS | Kotak India ESG Fund | Currency Risk
●

Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s investments to decline in terms of U.S. dollars. Additionally, certain foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. The Fund may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

ALPS | Kotak India ESG Fund | Market Risk
●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | Kotak India ESG Fund | Sector and Securities Selection Risk
●

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that the Sub-Adviser may choose to emphasize or deemphasize from time to time, as well as to the individual securities within those sectors held by the Fund. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

ALPS | Kotak India ESG Fund | Micro-, Small- and Mid-Cap Risk
●

Micro-, Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in micro-capitalization, small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations.

ALPS | Kotak India ESG Fund | Non-U.S. Securities Risk
●

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS | Kotak India ESG Fund | ESG Risk
●

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards. ESG metrics are not uniformly defined and applying such metrics involves subjective assessments. Further, there can be no assurance that the ESG criteria utilized by the Fund or any judgment exercised for the Fund will reflect the beliefs or values of any particular investor.

ALPS | Kotak India ESG Fund | ESG Service Provider Risk
●

ESG Service Provider Risk. In evaluating a security based on ESG criteria, the Sub Adviser is dependent upon information and data from third party ESG providers. ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. An independent third party data provider’s assessment of the financial materiality of ESG factors could be inaccurate, which may have an adverse impact on the Fund’s performance or cause the Fund to hold a security that might be ranked low from an environmental, social or governance perspective based on a methodology or perspective different from another provider.

ALPS | Kotak India ESG Fund | Geographic Risk
●

Geographic Risk. A focus on investments in issuers located in India will subject the Fund, to a greater extent, than if investments were less focused, to the risks of adverse securities markets, exchange rates and social, political, legal, regulatory, economic, religious or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

ALPS | Kotak India ESG Fund | Indian Financials Sector Risk
●

Indian Financials Sector Risk. The Indian financials industry is subject to extensive governmental control, protection and regulation, which may adversely affect the scope of financials industry firm activities, the prices they can charge and the amount of capital they must maintain. Policies and regulations implemented by the Reserve Bank of India, which serves as the country’s central bank, may also have an adverse impact on Indian financial institutions. The Indian financials industry is exposed to risks that may impact the value of investments in the financials industry more severely than investments outside this sector, including operating with substantial financial leverage. The Indian financials industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. India poses additional unique risks with respect to the financials industry, such as the fact that only a small portion of the population holds insurance.

ALPS | Kotak India ESG Fund | India Market Risks
●

India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. Indian stock exchanges have also experienced problems that have affected the market price and liquidity of the securities of Indian companies. These problems have included temporary exchange closures, broker defaults, settlement delays and strikes by brokers. In addition, the governing bodies of the Indian stock exchanges have from time to time restricted securities from trading, limited price movements and restricted margin requirements. Further, from time to time, disputes have occurred between listed companies and the Indian stock exchanges and other regulatory bodies that, in some cases, have had a negative effect on market sentiment. Similar problems could occur in the future and, if they do, they could harm the market price and liquidity of the shares held by the Fund.

The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets. Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

The political, economic and social structures of many developing countries, including India, may be less stable and more volatile than those in the U.S. investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries.

High inflation may lead to the adoption of corrective measures designed to moderate growth, regulate prices of staples and other commodities and otherwise contain inflation, and such measures could inhibit economic activity in India and thereby possibly adversely affect the Fund’s investments. Inflation may also directly affect the underlying investments by increasing operating costs and/or reducing the returns from such investments.

ALPS | Kotak India ESG Fund | Loss of FPI Registration
●

Loss of FPI Registration. Investment by the Fund in India is dependent on the registration of the Fund as an FPI. In the event that this registration is terminated, the Fund might be required to liquidate its positions in Indian securities at an inopportune time or upon disadvantageous terms.

Any investigations of, or actions against, the Fund or any of their shareholders initiated by the SEBI or any other Indian regulatory authority may impose a ban of the investment and trading activities of the Fund.

Additionally, SEBI has issued guidelines on eligibility norms and KYC guidelines with respect to FPIs vide SEBI (Foreign Portfolio Investors) Regulations 2019 and ‘Operational Guidelines for Foreign Portfolio Investors, Designated Depository Participants and Eligible Foreign Investors’. Failure to comply with the guidelines may lead to a loss of FPI registration for the Fund.

ALPS | CoreCommodity Natural Resources ETF
ALPS | CoreCommodity Natural Resources ETF (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to maximize real returns, consistent with prudent investment management.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ALPS | CoreCommodity Natural Resources ETF ALPS | CoreCommodity Natural Resources ETF Shares
Management Fees	0.39%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.39%
[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
ALPS | CoreCommodity Natural Resources ETF | ALPS | CoreCommodity Natural Resources ETF Shares | USD ($)	40	125

The expenses that would be paid if a shareholder did not redeem shares would be the same.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of July 11, 2024 (Fund inception) to October 31, 2024 (the “Period”), the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of natural resources companies.

For these purposes, “natural resources” means:

●

Energy: Traditional energy (electricity and gas utilities, oil and gas producers/developers, oilfield equipment/services, storage/transportation, refining and marketing, service/drilling, pipelines, and coal) and alternative energy (uranium, nuclear, hydrogen, wind, solar, hydroelectric, biofuels, geothermal, and fuel cells) (collectively, “Energy”);

●

Agriculture: (grains and other food products, seeds, fertilizers, pesticides, animal producers, animal processors, dairy, aquaculture, water, and supporting agricultural transport and machinery) and forest products (timber assets, lumber, plywood, pulp, paper, and packaging) (collectively, “Agriculture”);

●

Base metals and minerals: (aluminum, copper, nickel, zinc, iron ore, lithium, lead, tin, steel, aggregate, metallurgical coal, supporting transport and mining machinery), specialty metals (manganese, silicon, vanadium, cobalt, tungsten, zirconium, chromium, titanium, niobium, and molybdenum) and rare earth elements (collectively, “Base Metals and Minerals”); and

●	Precious metals and minerals: (gold, silver, platinum group metals, diamonds, and gemstones) (collectively, “Precious Metals and Minerals”).

The Fund considers “natural resources companies” to be foreign and domestic companies that in the most recent fiscal year derived at least 50% of their revenue from or used 50% or more of their assets for: (i) owning, exploring, or developing natural resources; or (ii) producing or supplying goods, equipment, or services principally to companies that own, explore, or develop natural resources” The Fund’s investments in equity securities will primarily consist of investments in common stock. The Fund’s investments in foreign markets include investments in companies located in emerging markets.

Under normal market conditions, the Fund:

●

expects 30-50% of the Fund’s portfolio to be allocated to Energy companies; 20-40% of the Fund’s portfolio to be allocated to Agriculture companies; 10-30% of the Fund’s portfolio to be allocated to Base Metals and Minerals companies; and 0-20% of the Fund’s portfolio to be allocated to Precious Metals and Minerals group of companies;

●	will concentrate its investments (i.e., hold 25% or more of its total net assets) in companies in the Energy, Agriculture, Base Metals and Minerals, and Precious Metals and Minerals industries;
●	does not intend to invest more than 5% of its net assets in any individual company, calculated at the time of purchase;
●	may invest in companies across all market capitalizations; and
●	may invest in foreign securities, including emerging markets securities, without limitation.

The Fund’s sub-adviser, CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”), employs an actively managed quantitative approach which incorporates multifactor top-down and bottom-up analysis. The Sub-Adviser examines the underlying businesses of natural resource companies, seeking to understand the commodities produced and their relationships to the individual companies.

The Fund typically sells an investment when, in the Sub-Adviser’s view, the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when an investment is fully valued by the market. The Fund may also sell an investment to secure gains, limit losses or redeploy assets into more promising opportunities.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fund has not yet completed a full year of operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

ALPS | CoreCommodity Natural Resources ETF | Risk Lose Money [Member]
It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | CoreCommodity Natural Resources ETF | Industry Risk
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Industry Risk. The Fund’s investments could be concentrated within the Energy, Agriculture, Base Metals and Minerals, and Precious Metals and Minerals group of industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

ALPS | CoreCommodity Natural Resources ETF | Emerging Markets Risk
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Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ALPS | CoreCommodity Natural Resources ETF | Currency Risk
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Currency Risk. The risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

ALPS | CoreCommodity Natural Resources ETF | Risk Not Insured Depository Institution [Member]
The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | CoreCommodity Natural Resources ETF | Natural Resources Risk
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Natural Resources Risk. The market value of securities of natural resource companies may be affected by numerous factors, including changes in overall market movements; economic, geographical or financial events; events occurring in nature; inflationary pressures; and domestic and international politics. Because the Fund invests significantly in natural resources companies, there is the risk that the Fund will perform poorly during a downturn in prices relating to natural resources. For example, events occurring in nature (such as earthquakes, droughts, floods, weather, livestock disease or fires in prime natural resources areas) and political events (such as war, coups, military confrontations or acts of terrorism, embargoes, tariffs, sanctions or other regulatory developments) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. The market value of natural resources and the value of securities of natural resource companies can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

ALPS | CoreCommodity Natural Resources ETF | Equity Risk
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Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

ALPS | CoreCommodity Natural Resources ETF | Energy Risk
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Energy Risk. Securities prices for energy-related companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions.

ALPS | CoreCommodity Natural Resources ETF | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in seeking to achieve its investment objective. A high portfolio turnover rate may increase transaction costs, including brokerage commissions, on the sale of the securities and on reinvestment in other securities, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

ALPS | CoreCommodity Natural Resources ETF | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS | CoreCommodity Natural Resources ETF | Geographic Risk
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Geographic Risk. The Fund may focus in a single region of the world, and as such, the Fund’s performance may be more volatile than that of a fund that invests globally. If securities of that region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

ALPS | CoreCommodity Natural Resources ETF | Small-, Mid-, and Large-Capitalization Companies Risk
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Small-, Mid-, and Large-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

ALPS | CoreCommodity Natural Resources ETF | Agriculture Risk
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Agriculture Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, agriculture companies must comply with a broad range of environmental laws and regulations.

ALPS | CoreCommodity Natural Resources ETF | Mining, Minerals, and Metals Risk
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Mining, Minerals, and Metals Risk. Investments in mining, minerals and metals companies may be speculative and may be subject to greater price volatility than investments in other types of companies. The special risks of mining, minerals and metals investments include: (i) changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining, minerals and metals company investments; (ii) the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; (iii) the governments of countries with supplies of gold may pass laws or regulations limiting metals investments for strategic or other policy reasons; and (iv) increased environmental or labor costs may depress the value of mining, minerals and metals investments.

ALPS | CoreCommodity Natural Resources ETF | Management Risk
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

ALPS | CoreCommodity Natural Resources ETF | Fluctuation in Net Asset Value
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Fluctuation in Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on Nasdaq. The Adviser cannot predict whether the Shares will trade below, at, or above their NAV.

ALPS | CoreCommodity Natural Resources ETF | No Guarantee of Active Trading Market Risk
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No Guarantee of Active Trading Market Risk. While Shares are listed on Nasdaq, there can be no assurance that active trading markets for the Shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or ‘‘step away’’ from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s holdings and the Fund’s NAV, which could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

ALPS | CoreCommodity Natural Resources ETF | Shareholder Concentration Risk
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Shareholder Concentration Risk. A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund intends to purchase a significant percentage of the shares of the Fund sold over the initial two to three months following the Fund’s commencement of operations.

ALPS | CoreCommodity Natural Resources ETF | New Fund Risk
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New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.